MassMutual Premier Discovery Value Fund
MassMutual Premier Discovery Value Fund
INVESTMENT OBJECTIVE
The Fund seeks long-term capital appreciation.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 123 of the Fund's Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - MassMutual Premier Discovery Value Fund	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	none	5.75%	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	none	none	none	none	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MassMutual Premier Discovery Value Fund		Class S	Class Y	Class L	Class A	Class N
Management Fees		0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and Service (Rule 12b-1) Fees		none	none	none	0.25%	0.50%
Other Expenses		0.29%	0.39%	0.54%	0.54%	0.69%
Acquired Fund Fees and Expenses		0.04%	0.04%	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses	[1]	1.13%	1.23%	1.38%	1.63%	2.03%
Expense Reimbursement		(0.16%)	(0.19%)	(0.19%)	(0.19%)	(0.29%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	[2]	0.97%	1.04%	1.19%	1.44%	1.74%
[1]	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.
[2]	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through February 28, 2013, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .93%, 1.00%, 1.15%, 1.40%, and 1.70% for Classes S, Y, L, A, and N, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - MassMutual Premier Discovery Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class S	99	343	607	1,360
Class Y	106	372	657	1,472
Class L	121	418	737	1,641
Class A	713	1,042	1,394	2,382
Class N	277	609	1,066	2,335

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

Expense Example, No Redemption - (USD $)	1 Year	3 Years	5 Years	10 Years
MassMutual Premier Discovery Value Fund Class N	177	609	1,066	2,335

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 97% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies

The Fund invests primarily in common stocks of U.S. issuers having market capitalizations up to $13 billion that the Fund's subadviser, OFI Institutional Asset Management, Inc. ("OFI Institutional"), believes are undervalued. These may include securities of small- and mid-capitalization companies. The Fund considers small-capitalization companies to mean those with market capitalizations less than $3 billion, and considers mid-capitalization companies to mean those with market capitalizations between $3 billion and $13 billion. The Fund has no fixed ratio for small- and mid capitalization companies in its portfolio. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. The Fund typically invests most of its assets in equity securities of U.S. companies, but may invest in foreign securities and American Depositary Receipts ("ADRs"), including emerging market securities. While the Fund has no limits on the percentage of its assets it can invest in foreign securities, it generally limits investments in emerging markets to not more than 5% of its total assets. The Fund may hold a portion of its assets in cash or cash equivalents.

In selecting securities for the Fund, OFI Institutional uses a "value" approach to investing, relying on fundamental analysis to identify companies it believes to be undervalued in relation to factors such as a company's intrinsic value, unrecognized future potential or whether the issuer may be temporarily out of favor. The Fund seeks to realize gains in the prices of those securities when other investors recognize their real or prospective worth. OFI Institutional generally uses a "bottom up" approach to select securities one at a time before considering industry trends, and may consider one or more of the following factors in assessing a company's prospects: favorable supply/demand conditions for key products, development of new products or businesses, quality of management, competitive position in the marketplace, and effective allocation of capital. The Fund may sell securities that OFI Institutional believes are no longer attractive based on the above criteria.

The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.

Principal Risks

The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund's shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Frequent Trading/Portfolio Turnover Risk Portfolio turnover generally involves some expense to the Fund and may result in the realization of taxable capital gains (including short-term gains). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund's performance.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager's ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund's portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class S shares. The table shows how the Fund's average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance (Russell Midcap® Value Index) and an additional index that provides a comparison for the Fund's allocation to small- and mid-capitalization companies. The Fund's investment objective, name and investment strategy changed in September 2006 in connection with a change in portfolio managers of the Fund. The performance results shown would not necessarily have been achieved had the Fund's current objective and investment strategy been in effect for the entire period for which the performance results are presented. Performance for Class A and Class N shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Annual Performance Class S Shares

Highest Quarter:	2Q '09,	23.33%	Lowest Quarter:	4Q '08,	-30.82%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns - MassMutual Premier Discovery Value Fund	One Year	Five Years	Since Inception	Inception Date
Class S	(6.90%)	(2.04%)	1.70%	Dec. 01, 2005
Class S Return After Taxes on Distributions	(6.98%)	(2.37%)	0.95%	Dec. 01, 2005
Class S Return After Taxes on Distributions and Sale of Fund Shares	(4.39%)	(1.84%)	1.11%	Dec. 01, 2005
Class Y	(6.89%)	(2.08%)	1.65%	Dec. 01, 2005
Class L	(7.10%)	(2.24%)	1.49%	Dec. 01, 2005
Class A	(12.69%)	(3.64%)	0.25%	Dec. 01, 2005
Class N	(8.47%)	(2.76%)	0.94%	Dec. 01, 2005
Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)	(1.39%)	0.04%	3.27%	Dec. 01, 2005
Russell 2500TM Value Index (reflects no deduction for fees, expenses, or taxes)	(3.36%)	(0.58%)	2.56%	Dec. 01, 2005